Income from Discontinued Operations, Net (Tables)	12 Months Ended
Dec. 31, 2023
Income from Discontinued Operations, Net
Schedule of Income from discontinued operations, net, Net income from discontinued operations, Gain or loss on disposition of discontinued operations, net and total carrying amount of the consolidated net assets disposed of by the Group

Income from discontinued operations, net, for the years ended December 31, 2022 and 2021, is presented as follows:

	2022		2021
Net income from discontinued operations	Ps.	156,655	Ps.	8,529,547
Gain (loss) on disposition of discontinued operations, net		56,065,530		(1,943,647)
Income from discontinued operations, net	Ps.	56,222,185	Ps.	6,585,900

Net income from discontinued operations for the years ended December 31, 2022 and 2021, is presented as follows:

	2022		2021
Revenues	Ps.	2,302,875	Ps.	35,822,423
Cost of revenues and operating expenses		1,922,035		22,818,205
Income before other expense		380,840		13,004,218
Other expense, net		19,796		397,584
Operating income		361,044		12,606,634
Finance (expense) income, net		(137,251)		151,788
Share of income of associates, net		—		847
Income before income taxes		223,793		12,759,269
Income taxes		67,138		4,229,722
Net income from discontinued operations	Ps.	156,655	Ps.	8,529,547

Gain or (loss) on disposition of discontinued operations, net, for the years ended December 31, 2022, and 2021, is presented as follows:

	2022		2021
Gain (loss) on disposition of discontinued operations before income taxes	Ps.	75,192,421	Ps.	(1,100,645)
Income taxes		19,126,891		843,002
Gain (loss) on disposition of discontinued operations, net	Ps.	56,065,530	Ps.	(1,943,647)

The total carrying amount of the consolidated net assets disposed of by the Group on January 31, 2022, in connection with the TelevisaUnivision Transaction is presented, as follows:

	January 31,
	2022
ASSETS
Current assets:
Cash and cash equivalents	Ps.	(1,890,141)
Trade accounts and notes receivable, net		(1,997,862)
Other accounts, taxes receivable and notes receivable, net		(2,388,939)
Transmission rights and programming		(7,162,846)
Other current assets		(2,312,941)
Total current assets		(15,752,729)
Non-current assets:
Transmission rights and programming		(8,513,024)
Investments in financial instruments		(1,721,654)
Property, plant and equipment, net		(3,955,680)
Right-of-use assets, net		(2,179,704)
Intangible assets, net and goodwill		(623,818)
Deferred income tax assets		(7,847,995)
Other assets		(9,716)
Total non-current assets		(24,851,591)
Total assets	Ps.	(40,604,320)

LIABILITIES
Current liabilities:
Current portion of lease liabilities		470,686
Trade accounts payable and accrued expenses		6,856,041
Customer deposits and advances		2,071,060
Due from related parties		5,383,763
Other current liabilities		1,983,995
Total current liabilities		16,765,545
Non-currents liabilities:
Lease liabilities, net of current portion		1,703,747
Post-employment benefits		1,105,376
Other non-current liabilities		4,246,327
Total non-current liabilities		7,055,450
Total liabilities		23,820,995
Other net assets		3,598,567
Total net assets	Ps.	(13,184,758)

Consideration received, satisfied in cash	Ps.	67,985,597
Cash and cash equivalents disposed of		(1,890,143)
Net cash inflows	Ps.	66,095,454

Cash flows provided by (used in) discontinued operations:

	2022		2021
Net cash provided by operating activities	Ps.	—	Ps.	6,993,434
Net cash provided by (used in) investing activities		66,025,838		(2,016,523)
Net cash used in financing activities		(15,218)		(758,999)
Net cash flows	Ps.	66,010,620	Ps.	4,217,912